Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Cash receipts from customers	$ 172,310	$ 148,954	$ 132,406
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(142,511)	(122,498)	(105,362)
Cash paid to other suppliers and employees	(15,550)	(14,162)	(15,344)
Interest received	20	21	15
Interest paid	(1,140)	(629)	(647)
Income taxes paid	(3,060)	(3,274)	(2,931)
Net cash provided by operating activities	10,069	8,412	8,137
Cash flows from investing activities:
Purchases of property and equipment	(2,224)	(2,367)	(2,136)
Proceeds from sale-leaseback transactions	230	411	515
Proceeds from sale of property and equipment and other assets	37	35	11
Acquisitions (net of cash acquired) and other investments	(539)	(11,475)	(2,439)
Purchase of available-for-sale investments	(65)	(267)	(157)
Maturity of available-for-sale investments	91	243	161
Net cash used in investing activities	(2,470)	(13,420)	(4,045)
Cash flows from financing activities:
Increase (decrease) in short-term debt	1,874	(685)	685
Proceeds from issuance of long-term debt	3,455	14,805	1,483
Repayments of long-term debt	(5,943)	(2,902)	(3,100)
Purchase of noncontrolling interest in subsidiary	(39)	0	0
Payment of contingent consideration	(26)	(58)	0
Dividends paid	(1,840)	(1,576)	(1,288)
Proceeds from exercise of stock options	224	299	421
Excess tax benefits from stock-based compensation	72	127	106
Repurchase of common stock	(4,461)	(5,001)	(4,001)
Other	(5)	(3)	0
Net cash (used in) provided by financing activities	(6,689)	5,006	(5,694)
Effect of exchange rate changes on cash and cash equivalents	2	(20)	(6)
Net increase (decrease) in cash and cash equivalents	912	(22)	(1,608)
Cash and cash equivalents at the beginning of the year	2,459	2,481	4,089
Cash and cash equivalents at the end of the year	3,371	2,459	2,481
Reconciliation of net income to net cash provided by operating activities:
Net income	5,319	5,239	4,644
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,475	2,092	1,931
Stock-based compensation	222	230	165
Loss on early extinguishment of debt	643	0	521
Deferred income taxes and other noncash items	153	(266)	(58)
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(243)	(1,594)	(737)
Inventories	(742)	(1,141)	(770)
Other current assets	35	355	(383)
Other assets	(43)	2	9
Accounts payable and claims and discounts payable	2,189	2,834	1,742
Accrued expenses	59	765	1,060
Other long-term liabilities	2	(104)	13
Net cash provided by operating activities	$ 10,069	$ 8,412	$ 8,137